Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2015-LC22
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2015-LC22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	14-17	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	18-21		General	(305) 229-6465
Principal Prepayment Detail	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131
Historical Detail	23	Trust Advisor	Park Bridge Lender Services LLC
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	24
			600 Third Avenue, 40th Floor | New York, NY 10016
Collateral Stratification and Historical Detail	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	26		Bank, N.A.
Specially Serviced Loan Detail - Part 2	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	28		9062 Old Annapolis Road | Columbia, MD 21045
Historical Liquidated Loan Detail	29	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	30		CMBS Trustee	(302) 636-4140
Interest Shortfall Detail - Collateral Level	31		1100 North Market Street | Wilmington, DE 19890
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94989TAW4	1.639000%	46,185,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989TAX2	2.995000%	23,443,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989TAY0	3.572000%	220,000,000.00	164,020,341.70	0.00	488,233.88	0.00	0.00	488,233.88	164,020,341.70	35.39%	30.00%
A-4	94989TAZ7	3.839000%	302,267,000.00	302,267,000.00	0.00	967,002.51	0.00	0.00	967,002.51	302,267,000.00	35.39%	30.00%
A-SB	94989TBA1	3.571000%	82,712,000.00	62,909,352.15	1,359,257.81	187,207.75	0.00	0.00	1,546,465.56	61,550,094.34	35.39%	30.00%
A-S	94989TBB9	4.207000%	69,870,000.00	69,870,000.00	0.00	244,952.58	0.00	0.00	244,952.58	69,870,000.00	26.84%	22.75%
B	94989TBE3	4.557104%	56,619,000.00	56,619,000.00	0.00	215,015.56	0.00	0.00	215,015.56	56,619,000.00	19.91%	16.88%
C	94989TBF0	4.557104%	42,162,000.00	42,162,000.00	0.00	160,113.85	0.00	0.00	160,113.85	42,162,000.00	14.75%	12.50%
D	94989TBH6	4.557104%	44,573,000.00	44,573,000.00	0.00	169,269.83	0.00	0.00	169,269.83	44,573,000.00	9.29%	7.88%
E	94989TAL8	3.356000%	22,888,000.00	22,888,000.00	0.00	64,010.11	0.00	0.00	64,010.11	22,888,000.00	6.49%	5.50%
F	94989TAN4	3.356000%	9,637,000.00	9,637,000.00	0.00	26,951.48	0.00	0.00	26,951.48	9,637,000.00	5.31%	4.50%
G	94989TAQ7	3.356000%	43,368,520.00	43,368,520.00	0.00	154,850.71	0.00	0.00	154,850.71	43,368,520.00	0.00%	0.00%
R	94989TAU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	94989TAS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			963,724,522.00	818,314,213.85	1,359,257.81	2,677,608.26	0.00	0.00	4,036,866.07	816,954,956.04

Notional Certificates
X-A	94989TBC7	0.776430%	744,477,000.00	599,066,693.85	0.00	387,611.00	0.00	0.00	387,611.00	597,707,436.04
X-E	94989TAA2	1.201104%	22,888,000.00	22,888,000.00	0.00	22,909.06	0.00	0.00	22,909.06	22,888,000.00
X-F	94989TAC8	1.201104%	9,637,000.00	9,637,000.00	0.00	9,645.87	0.00	0.00	9,645.87	9,637,000.00
X-G	94989TAE4	1.201104%	43,368,520.00	43,368,520.00	0.00	43,408.42	0.00	0.00	43,408.42	43,368,520.00
Notional SubTotal			820,370,520.00	674,960,213.85	0.00	463,574.35	0.00	0.00	463,574.35	673,600,956.04

Deal Distribution Total					1,359,257.81	3,141,182.61	0.00	0.00	4,500,440.42

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989TAW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989TAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989TAY0	745.54700773	0.00000000	2.21924491	0.00000000	0.00000000	0.00000000	0.00000000	2.21924491	745.54700773
A-4	94989TAZ7	1,000.00000000	0.00000000	3.19916666	0.00000000	0.00000000	0.00000000	0.00000000	3.19916666	1,000.00000000
A-SB	94989TBA1	760.58313364	16.43362281	2.26336868	0.00000000	0.00000000	0.00000000	0.00000000	18.69699149	744.14951083
A-S	94989TBB9	1,000.00000000	0.00000000	3.50583340	0.00000000	0.00000000	0.00000000	0.00000000	3.50583340	1,000.00000000
B	94989TBE3	1,000.00000000	0.00000000	3.79758668	0.00000000	0.00000000	0.00000000	0.00000000	3.79758668	1,000.00000000
C	94989TBF0	1,000.00000000	0.00000000	3.79758669	0.00000000	0.00000000	0.00000000	0.00000000	3.79758669	1,000.00000000
D	94989TBH6	1,000.00000000	0.00000000	3.79758666	0.00000000	0.00000000	0.00000000	0.00000000	3.79758666	1,000.00000000
E	94989TAL8	1,000.00000000	0.00000000	2.79666681	0.00000000	0.00000000	0.00000000	0.00000000	2.79666681	1,000.00000000
F	94989TAN4	1,000.00000000	0.00000000	2.79666701	0.00000000	0.00000000	0.00000000	0.00000000	2.79666701	1,000.00000000
G	94989TAQ7	1,000.00000000	0.00000000	3.57057861	(0.77391181)	13.42587642	0.00000000	0.00000000	3.57057861	1,000.00000000
R	94989TAU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	94989TAS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989TBC7	804.68126463	0.00000000	0.52064872	0.00000000	0.00000000	0.00000000	0.00000000	0.52064872	802.85547578
X-E	94989TAA2	1,000.00000000	0.00000000	1.00092013	0.00000000	0.00000000	0.00000000	0.00000000	1.00092013	1,000.00000000
X-F	94989TAC8	1,000.00000000	0.00000000	1.00092041	0.00000000	0.00000000	0.00000000	0.00000000	1.00092041	1,000.00000000
X-G	94989TAE4	1,000.00000000	0.00000000	1.00092002	0.00000000	0.00000000	0.00000000	0.00000000	1.00092002	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	488,233.88	0.00	488,233.88	0.00	0.00	0.00	488,233.88	0.00
A-4	11/01/21 - 11/30/21	30	0.00	967,002.51	0.00	967,002.51	0.00	0.00	0.00	967,002.51	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	187,207.75	0.00	187,207.75	0.00	0.00	0.00	187,207.75	0.00
X-A	11/01/21 - 11/30/21	30	0.00	387,611.00	0.00	387,611.00	0.00	0.00	0.00	387,611.00	0.00
X-E	11/01/21 - 11/30/21	30	0.00	22,909.06	0.00	22,909.06	0.00	0.00	0.00	22,909.06	0.00
X-F	11/01/21 - 11/30/21	30	0.00	9,645.87	0.00	9,645.87	0.00	0.00	0.00	9,645.87	0.00
X-G	11/01/21 - 11/30/21	30	0.00	43,408.42	0.00	43,408.42	0.00	0.00	0.00	43,408.42	0.00
A-S	11/01/21 - 11/30/21	30	0.00	244,952.58	0.00	244,952.58	0.00	0.00	0.00	244,952.58	0.00
B	11/01/21 - 11/30/21	30	0.00	215,015.56	0.00	215,015.56	0.00	0.00	0.00	215,015.56	0.00
C	11/01/21 - 11/30/21	30	0.00	160,113.85	0.00	160,113.85	0.00	0.00	0.00	160,113.85	0.00
D	11/01/21 - 11/30/21	30	0.00	169,269.83	0.00	169,269.83	0.00	0.00	0.00	169,269.83	0.00
E	11/01/21 - 11/30/21	30	0.00	64,010.11	0.00	64,010.11	0.00	0.00	0.00	64,010.11	0.00
F	11/01/21 - 11/30/21	30	0.00	26,951.48	0.00	26,951.48	0.00	0.00	0.00	26,951.48	0.00
G	11/01/21 - 11/30/21	30	615,823.80	121,287.29	0.00	121,287.29	(33,563.41)	0.00	0.00	154,850.71	582,260.39
Totals			615,823.80	3,107,619.19	0.00	3,107,619.19	(33,563.41)	0.00	0.00	3,141,182.61	582,260.39

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989TBB9	4.207000%	69,870,000.00	69,870,000.00	0.00	244,952.58	0.00	0.00	244,952.58	69,870,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989TBE3	4.557104%	56,619,000.00	56,619,000.00	0.00	215,015.56	0.00	0.00	215,015.56	56,619,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989TBF0	4.557104%	42,162,000.00	42,162,000.00	0.00	160,113.85	0.00	0.00	160,113.85	42,162,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			168,651,000.03	168,651,000.00	0.00	620,081.99	0.00	0.00	620,081.99	168,651,000.00

Exchangeable Certificate Details
PEX	94989TBG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	4,500,440.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,118,159.05	Master Servicing Fee	5,812.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,995.06
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	340.96
ARD Interest	0.00	Trust Advisor Fee	1,184.83
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,118,159.05	Total Fees	10,543.78

Principal		Expenses/Reimbursements
Scheduled Principal	1,359,257.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,181.04
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(43,129.03)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	384.58
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,359,257.81	Total Expenses/Reimbursements	(33,563.41)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,141,182.61
Excess Liquidation Proceeds	0.00	Principal Distribution	1,359,257.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,500,440.42
Total Funds Collected	4,477,416.86	Total Funds Distributed	4,477,420.79

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	818,314,214.11	818,314,214.11	Beginning Certificate Balance	818,314,213.85
(-) Scheduled Principal Collections	1,359,257.81	1,359,257.81	(-) Principal Distributions	1,359,257.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	816,954,956.30	816,954,956.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	819,178,581.57	819,178,581.57	Ending Certificate Balance	816,954,956.04
Ending Actual Collateral Balance	817,655,350.62	817,655,350.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.26)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.26)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP	Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP
1,000,000 or less	5	3,913,650.00	0.48%	45	5.1169	1.971920	1.30 or less	30	358,644,518.75	43.90%	43	4.5632	0.844120
1,000,001 to 2,000,000	13	22,040,445.04	2.70%	44	4.4900	2.043240	1.31 to 1.40	2	11,271,608.79	1.38%	44	4.6368	1.383140
2,000,001 to 3,000,000	7	17,653,010.57	2.16%	44	4.3602	1.520328	1.41 to 1.50	5	32,432,031.92	3.97%	44	4.6802	1.436355
3,000,001 to 4,000,000	8	27,017,593.74	3.31%	44	4.5197	1.635550	1.51 to 1.60	6	68,409,778.73	8.37%	44	4.6277	1.547202
4,000,001 to 5,000,000	8	35,750,305.91	4.38%	44	4.6393	1.346055	1.61 to 1.70	6	43,637,696.82	5.34%	45	4.7015	1.648377
5,000,001 to 6,000,000	10	55,269,203.45	6.77%	38	4.8816	1.072462	1.71 to 1.80	8	48,310,714.72	5.91%	44	4.5025	1.748667
6,000,001 to 7,000,000	7	46,361,062.67	5.67%	44	4.9192	1.413096	1.81 to 1.90	6	24,938,763.52	3.05%	44	4.6307	1.891007
7,000,001 to 8,000,000	2	14,217,860.65	1.74%	44	4.6846	1.483959	1.91 to 2.00	1	2,766,447.33	0.34%	45	4.5935	1.973200
8,000,001 to 9,000,000	4	33,935,164.89	4.15%	44	4.7828	1.614320	2.01 to 2.25	11	73,086,898.71	8.95%	44	4.2401	2.143950
9,000,001 to 10,000,000	3	28,831,361.12	3.53%	44	4.6810	2.423946	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	7	81,258,605.07	9.95%	44	4.7277	2.176031	2.51 to 3.00	4	15,549,585.99	1.90%	44	4.7090	2.616181
15,000,001 to 20,000,000	5	88,565,680.73	10.84%	44	4.4000	1.695413	3.01 to 3.50	2	4,857,955.96	0.59%	44	4.2562	3.446382
20,000,001 to 30,000,000	3	71,399,409.28	8.74%	45	4.6420	0.776927	3.51 to 4.00	2	3,203,582.06	0.39%	45	4.4933	3.781488
30,000,001 to 50,000,000	1	30,461,133.09	3.73%	45	4.6420	1.176900	4.01 or greater	2	21,810,508.53	2.67%	44	4.8974	6.017003
50,000,001 to 70,000,000	1	62,013,334.35	7.59%	43	3.6650	1.075800	Totals	96	816,954,956.30	100.00%	43	4.5727	1.496398
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	1	90,232,271.27	11.04%	45	4.5820	1.216700
Totals	96	816,954,956.30	100.00%	43	4.5727	1.496398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP	Virginia	1	11,414,930.82	1.40%	45	4.4200	1.902700
Alabama	3	12,278,860.17	1.50%	44	4.7510	1.439135	Totals	102	816,954,956.30	100.00%	43	4.5727	1.496398
California	13	88,586,938.80	10.84%	44	4.6630	1.482729
									Property Type³
Connecticut	4	44,927,452.35	5.50%	45	4.6276	1.239535
Florida	7	66,455,457.16	8.13%	44	4.7304	0.496600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	3	8,901,804.06	1.09%	45	5.0094	1.066568		Properties	Balance	Agg. Bal.			DSCR¹
Idaho	3	17,748,581.35	2.17%	44	4.5287	1.919924	Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP
Illinois	2	10,945,995.57	1.34%	43	5.4378	0.899060	Lodging	17	116,264,543.93	14.23%	41	4.8716	0.404431
Indiana	2	13,345,682.93	1.63%	44	4.7602	1.986801	Mixed Use	2	26,412,921.69	3.23%	45	4.6710	1.521612
Kansas	1	17,309,017.04	2.12%	44	4.4200	1.740700	Mobile Home Park	6	30,422,423.98	3.72%	44	4.5758	4.366480
Kentucky	1	5,403,632.24	0.66%	43	5.2230	1.240600	Multi-Family	19	125,971,853.22	15.42%	44	4.5864	1.782825
Maryland	2	22,882,163.78	2.80%	44	4.6842	1.650401	Office	8	196,196,257.84	24.02%	44	4.2229	1.314017
Michigan	4	30,612,779.14	3.75%	44	4.5174	1.357888	Other	1	21,042,512.71	2.58%	45	5.0000	0.903400
Minnesota	1	695,500.00	0.09%	43	5.0500	2.030400	Retail	32	172,322,762.11	21.09%	44	4.6585	1.550466
Missouri	2	5,685,597.58	0.70%	43	4.6616	1.358104	Self Storage	6	20,286,816.35	2.48%	44	4.4283	2.396641
Nevada	2	11,690,328.43	1.43%	43	4.7267	1.771748	Totals	102	816,954,956.30	100.00%	43	4.5727	1.496398
New Jersey	4	111,776,950.06	13.68%	45	4.6133	1.293872
New York	12	121,662,112.82	14.89%	44	3.8534	1.481248
North Carolina	1	6,850,395.75	0.84%	44	4.8500	1.908300
North Dakota	1	4,690,000.00	0.57%	45	4.8600	1.727500
Ohio	5	19,325,681.20	2.37%	44	4.6792	3.196535
Puerto Rico	1	6,510,000.00	0.80%	45	5.0020	1.640300
South Carolina	1	5,541,350.69	0.68%	44	5.1990	1.446900
Tennessee	7	11,265,085.08	1.38%	13	5.5896	0.554253
Texas	8	52,413,794.81	6.42%	44	4.7732	2.273334

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP	Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP
	3.750% or less	2	78,550,223.79	9.62%	43	3.6650	1.297737	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	7	18,817,202.39	2.30%	44	3.9061	1.556538	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	3	13,403,023.95	1.64%	42	4.0674	1.910958	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	93,887,804.84	11.49%	44	4.4058	1.872187	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	30	328,646,964.96	40.23%	44	4.6128	1.184767	49 months or greater	85	708,920,091.83	86.78%	44	4.5606	1.463143
	4.751% to 5.000%	13	108,097,314.20	13.23%	44	4.9098	2.222698	Totals	96	816,954,956.30	100.00%	43	4.5727	1.496398
	5.001% to 5.250%	13	42,050,800.37	5.15%	44	5.1458	1.244336
	5.251% or greater	4	25,466,757.33	3.12%	30	5.5141	0.890303
	Totals	96	816,954,956.30	100.00%	43	4.5727	1.496398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP	Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP
	84 months or less	85	708,920,091.83	86.78%	44	4.5606	1.463143	Interest Only	3	30,170,000.00	3.69%	45	4.3300	1.987389
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	25	180,502,297.83	22.09%	44	4.3756	1.715684
	Totals	96	816,954,956.30	100.00%	43	4.5727	1.496398	241 months to 300 months	56	496,199,096.38	60.74%	44	4.6444	1.341520
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	2,048,697.62	0.25%	45	3.9500	0.950000
								Totals	96	816,954,956.30	100.00%	43	4.5727	1.496398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	108,034,864.47	13.22%	39	4.6520	NAP				None
Underwriter's Information		1	16,536,889.44	2.02%	43	3.6650	2.130000
	12 months or less	83	687,322,505.86	84.13%	44	4.5824	1.447085
	13 months to 24 months	1	5,060,696.53	0.62%	44	4.5280	1.465000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	96	816,954,956.30	100.00%	43	4.5727	1.496398
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

Error: Subreport could not be shown.
© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 14 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1	13,995,623.38	6,144,509.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,917,334.25	5,717,584.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	3,101,966.28	1,940,601.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	(285,407.08)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,100,527.83	1,155,799.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	213,201.34	949,378.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,001,735.27	1,490,474.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,174,984.53	1,492,462.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,877,132.60	1,093,281.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	7,716.22	0.00
13	2,013,267.39	1,210,232.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,528,777.38	1,152,528.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,241,612.34	5,454,223.44	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	385,114.82	360,056.58	01/01/21	06/30/21	08/11/21	1,388,058.21	0.00	0.00	0.00	0.00	0.00
18	1,460,149.12	1,117,975.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	513,863.14	787,980.48	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,214,280.63	1,023,009.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	536,406.00	0.00	--	--	07/12/21	0.00	0.00	56,637.26	510,086.84	0.00	0.00
22	2,813,800.40	2,363,570.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,861,780.11	1,488,788.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	894,871.36	459,007.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	688,913.94	683,091.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	(368,333.13)	600,883.89	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,021,268.39	554,713.07	01/01/21	06/20/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	914,961.58	724,911.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	(36,801.00)	340,348.50	01/01/21	06/30/21	08/11/21	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	981,868.78	513,982.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	567,206.12	499,862.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	629,224.03	531,036.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	625,668.77	798,872.11	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	595,007.00	446,254.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	959,625.91	707,655.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	(77,641.80)	0.00	--	--	07/12/21	2,171,185.26	141,167.08	31,835.21	717,633.18	105,144.78	0.00
40	870,412.99	149,749.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	543,200.00	271,600.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	819,827.00	789,330.30	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	806,684.49	655,436.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	(165,785.69)	42,945.49	01/01/21	06/30/21	06/11/21	31,620.93	23,987.35	35,383.63	686,988.36	149,857.85	0.00
45	267,744.49	169,319.50	01/01/21	06/30/21	11/12/21	104,939.93	51,437.85	204,132.37	204,132.37	0.00	0.00
46	551,277.16	432,257.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	(91,574.13)	48,462.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	542,360.84	389,093.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	563,017.74	452,061.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	482,007.38	396,771.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	747,822.80	361,385.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	518,455.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	405,161.07	306,637.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	43,281.86	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	478,362.62	681,174.42	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	1,139.75	0.00
58	406,468.80	203,234.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
60	317,253.68	189,579.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	313,597.18	558,044.54	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	362,531.00	425,834.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	42,346.96	269,099.36	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	366,300.00	274,725.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	396,700.00	374,800.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
66	477,330.34	329,310.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	181,317.00	102,972.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	319,693.24	661,847.68	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	511,946.18	426,243.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	370,654.00	385,420.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	712,841.35	564,958.54	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	238,452.00	196,330.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	405,925.05	286,343.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	202,323.58	73,011.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	131,898.56	59,718.00	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	608,987.79	416,798.91	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	159,238.79	69,901.11	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	103,855.00	104,449.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
81	124,012.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	189,169.00	136,917.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
83	351,927.85	173,810.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	187,949.00	202,700.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
85	372,691.17	338,096.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
86	321,422.00	200,691.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
87	204,094.92	138,987.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
88	47,789.00	10,270.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
89	117,157.18	224,000.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
90	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
91	345,450.59	293,393.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
92	172,245.92	89,108.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
93	194,332.00	178,861.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
94	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	82,641.09	41,321.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
97	82,282.19	41,140.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
98	86,134.06	43,067.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
99	81,407.25	40,703.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
100	72,676.28	18,169.07	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	75,064,005.53	55,093,160.56				3,695,804.33	216,592.28	327,988.47	2,118,840.75	307,140.46	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	2	16,212,613.96	1	13,112,160.43	1	5,987,971.78	0	0.00	0	0.00	0	0.00	4.572656%	4.542709%	43
11/18/21	0	0.00	0	0.00	2	16,245,552.67	1	13,129,204.76	1	6,003,876.93	1	10,241,675.74	0	0.00	0	0.00	4.572560%	4.542611%	44
10/18/21	0	0.00	0	0.00	2	16,276,207.35	1	13,144,371.62	1	6,018,883.59	0	0.00	0	0.00	0	0.00	4.572460%	4.542509%	45
09/17/21	1	2,288,844.08	1	6,785,735.21	3	21,905,083.48	1	13,161,283.09	1	6,034,660.47	0	0.00	0	0.00	0	0.00	4.572365%	4.542413%	46
08/17/21	0	0.00	0	0.00	4	28,746,742.49	1	13,176,313.25	1	6,049,535.16	1	5,605,445.05	0	0.00	0	0.00	4.572266%	4.542311%	47
07/16/21	0	0.00	0	0.00	4	28,802,429.33	2	19,255,625.44	0	0.00	0	0.00	0	0.00	0	0.00	4.572167%	4.540663%	48
06/17/21	0	0.00	0	0.00	4	28,861,792.35	2	19,287,931.68	0	0.00	0	0.00	0	0.00	0	0.00	4.572073%	4.538862%	49
05/17/21	0	0.00	0	0.00	4	28,916,991.80	2	19,317,443.37	0	0.00	0	0.00	0	0.00	1	18,074,059.50	4.571975%	4.538761%	50
04/16/21	1	6,868,360.96	1	5,121,897.69	3	22,107,524.13	1	13,239,416.32	0	0.00	1	6,868,360.96	0	0.00	0	0.00	4.559207%	4.524836%	51
03/17/21	0	0.00	0	0.00	4	27,275,425.68	1	13,254,113.52	0	0.00	0	0.00	0	0.00	0	0.00	4.559111%	4.524736%	52
02/18/21	0	0.00	1	5,138,196.67	4	29,096,918.33	1	13,274,222.40	0	0.00	0	0.00	0	0.00	0	0.00	4.559029%	4.524650%	53
01/15/21	1	5,145,331.19	0	0.00	4	29,151,148.69	1	13,288,771.27	0	0.00	0	0.00	0	0.00	1	13,673,554.17	4.558933%	4.526066%	54
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	310928283	03/11/21	8	6	56,637.26	510,086.84	0.00	10,369,055.64	06/01/20	9
39	300571369	03/06/20	20	6	31,835.21	717,633.18	630,961.96	6,300,269.70	04/21/20	7			07/06/21
44	300571366	04/06/20	19	5	35,383.63	686,988.36	166,657.85	5,883,641.64	04/11/20	13
Totals					123,856.10	1,914,708.38	797,619.81	22,552,966.98
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		5,707,020	0	5,707,020		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		796,134,287	766,809,512	10,224,642		19,100,132
49 - 60 Months		0	0	0		0
> 60 Months		15,113,650	15,113,650	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	816,954,956	781,923,162	0	0	15,931,662	19,100,132
Nov-21	818,314,214	783,222,827	0	0	15,958,306	19,133,082
Oct-21	819,579,411	784,433,498	0	0	15,982,658	19,163,255
Sep-21	820,928,812	771,053,005	2,288,844	6,785,735	21,605,285	19,195,944
Aug-21	822,183,647	774,517,111	0	0	28,440,688	19,225,848
Jul-21	823,433,630	775,687,862	0	0	28,490,142	19,255,625
Jun-21	824,768,601	776,937,346	0	0	28,543,324	19,287,932
May-21	826,008,583	778,098,803	0	0	28,592,337	19,317,443
Apr-21	845,438,415	792,321,930	6,868,361	5,121,898	27,886,810	13,239,416
Mar-21	846,696,817	800,379,580	0	0	33,063,123	13,254,114
Feb-21	848,227,816	794,919,788	0	5,138,197	34,895,609	13,274,222
Jan-21	849,475,466	796,083,204	5,145,331	0	34,958,160	13,288,771
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17	300571386	13,112,160.43	13,112,160.43	10,800,000.00	07/21/21	269,745.58	0.62940	06/30/21	09/06/25	284
21	310928283	10,224,642.18	10,369,055.64	15,500,000.00	06/14/21	377,973.00	0.55530	12/31/20	08/11/25	284
31	300571361	6,734,229.90	6,734,229.90	12,700,000.00	07/07/21	279,264.50	0.99650	06/30/21	08/06/25	223
39	300571369	5,987,971.78	6,300,269.70	5,400,000.00	06/23/21	(181,630.80)	(0.36980)	12/31/20	08/06/25	223
44	300571366	5,707,019.74	5,883,641.64	7,000,000.00	05/26/21	(15,455.01)	(0.07240)	06/30/21	08/06/20	283
45	300571390	5,566,670.14	5,633,731.16	5,300,000.00	09/23/21	119,015.50	0.60280	06/30/21	09/06/25	284
Totals		47,332,694.17	48,033,088.47	56,700,000.00		848,912.77

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	300571386	RT	FL	07/19/18	2
	Loan transferred to SS due to Payment Default. A receiver is currently in place. Special Servicer is pursuing a foreclosure strategy.

21	310928283	LO	TX	06/01/20	9
	Borrower and Lender executed a forbearance agreement effective 10/29/21. Special Servicer will work to return the Loan back to Master Servicing.

31	300571361	LO	FL	06/01/20	1
	Loan transferred for Payment Default as a result of the Covid-19 pandemic. Forbearance agreement executed with Borrower.

39	300571369	LO	TX	04/21/20	7
	Foreclosure sale was conducted on 07/06/21. Asset Management working with property manager to stabilize ADR, occupancy and RevPAR. Property listed for sale.

44	300571366	LO	TN	04/11/20	13
	Evaluating all options for subject loan.

45	300571390	LO	MI	05/29/20	1
	Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Lender and Borrower finalized forbearance agreement 6/30/2021.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	310928283	0.00	4.65000%	0.00	4.65000%	10	10/29/21	04/11/20	--
31	300571361	7,076,820.73	5.19000%	6,982,232.03	5.19000%	10	03/31/21	03/31/21	03/31/21
31	300571361	0.00	5.19000%	0.00	5.19000%	10	03/26/21	03/31/21	--
45	300571390	0.00	4.90000%	0.00	4.90000%	10	06/22/21	06/06/21	--
48	28000759	5,033,960.86	4.65000%	5,033,960.86	4.65000%	10	07/24/20	08/06/20	08/11/20
Totals		12,110,781.59		12,016,192.89
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	(60,629.03)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	3,500.00	0.00	0.00	9,037.56	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	384.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	3,500.00	0.00	0.00	143.48	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(43,129.03)	0.00	384.58	9,181.04	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(33,563.41)

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29